Equity-based compensation - Summary of non-vested share movements (Details) $ / shares in Units, shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-vested shares at January 1 (in shares) | shares	4,222	4,742
Vested (in shares) | shares	(108)	(1,149)
Forfeited (in shares) | shares	(114)	(301)
Non-invested shares at December 31 (in shares) | shares	4,742	5,417
Outstanding, beginning balance, weighted average fair value at grant date (in dollars per share) | $ / shares		$ 51.20
Outstanding, ending balance, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 51.20	$ 54.90
Fair value, beginning balance, non-vested | $	$ 212	$ 243
Fair value, vested | $	(5)	(58)
Fair value, forfeited | $	(6)	(16)
Fair value, ending balance, non-vested | $	$ 243	$ 297
Restricted awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	625	1,668
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 56.10	$ 60.19
Fair value, granted | $	$ 35	$ 100
Performance awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	117	457
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 58.00	$ 62.03
Fair value, granted | $	$ 7	$ 28